Note Guarantees (Other Guarantees) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations
Funds Advanced To Investors Under Servicing Agreements	$ 88,371	$ 107,299
Popular, Inc. Holding Co. | Debt Securities Payable
Guarantor Obligations
Guarantees, unamortized balance of the obligations	94,000	149,000
Financial Standby Letter Of Credit
Guarantor Obligations
Guarantees, unamortized balance of the obligations	300	300
Guarantee Type, Other | Popular, Inc. Holding Co. | Capital securities (trust preferred securities)
Guarantor Obligations
Guarantees, unamortized balance of the obligations	$ 374,000	$ 427,000